Share Capital - Preferred Shares (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Sep. 29, 2021	Jun. 30, 2020	May 31, 2020
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)	52.2
Face amount	$ 2,280
Net amount	$ 2,239
Series 3
Disclosure of classes of share capital [line items]
Annual dividend rate	4.45%
Annual dividend per share (in CAD per share)	$ 1.11
Number of shares (in shares)	10.0
Face amount	$ 250
Net amount	$ 245
Series 4
Disclosure of classes of share capital [line items]
Annual dividend rate	4.45%
Annual dividend per share (in CAD per share)	$ 1.11
Number of shares (in shares)	12.0
Face amount	$ 300
Net amount	$ 293
Series 5
Disclosure of classes of share capital [line items]
Annual dividend rate	4.50%
Annual dividend per share (in CAD per share)	$ 1.13
Number of shares (in shares)	10.0
Face amount	$ 250
Net amount	$ 245
Series 8R
Disclosure of classes of share capital [line items]
Annual dividend rate	1.825%
Annual dividend per share (in CAD per share)	$ 0.46
Number of shares (in shares)	6.2			6.2	5.2
Face amount	$ 155
Net amount	$ 152
Annual dividend rate spread	1.41%
Series 9QR
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5.0			5.0	6.0
Face amount	$ 125
Net amount	$ 122
Annual dividend rate spread	1.41%
Series 10R
Disclosure of classes of share capital [line items]
Annual dividend rate	2.967%
Annual dividend per share (in CAD per share)	$ 0.72
Number of shares (in shares)	6.8	6.8	6.9
Face amount	$ 171
Net amount	$ 167
Annual dividend rate spread	2.17%
Series 11QR
Disclosure of classes of share capital [line items]
Number of shares (in shares)	1.2	1.2	1.1
Face amount	$ 29
Net amount	$ 28
Annual dividend rate spread	2.17%
Series 8R and Series 10R
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share)	$ 25.00
Series 9QR and Series 11QR- on redemption date and every five years thereafter
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share)	25.00
Preference Shares, Class A, Series 9QR and Series 11QR - on any other date
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share)	$ 25.50
Series 2021-1
Disclosure of classes of share capital [line items]
Annual dividend rate	3.60%
Number of shares (in shares)	1.0
Face amount	$ 1,000
Net amount	$ 987
Annual dividend rate spread	2.604%